Investments (Selected Information Regarding Equity and Fixed Income Securities) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		$ 3,282	$ 3,985	$ 4,278
Realized gains	[1]	143	441	340
Realized losses	[1]	296	91	297
Virginia Electric and Power Company
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		1,538	1,791	884
Realized gains	[1]	48	228	88
Realized losses	[1]	$ 107	$ 35	$ 68

[1]	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability as discussed in Note 2.